       THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                      LOGO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2002

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                          Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                                 August 2, 2002

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed.

     At the Annual Meeting April 17, 2002, Charles E. Mather III was re-elected Director for a three-year term. Cooke & Bieler, L.P. continues as our investment adviser.

     Our income this year is down because of two factors: the drop in dividend and interest income; and reduced opportunities in the options sector because of the market's depression. As of June 30, 2002, your company suffered a decrease of 2.49%, compared to the S&P's decline of 14.83%.

     The day-to-day, week-to-week shifts in the market make it all the more important to constantly oversee and evaluate our portfolio. This your company continues to do.

                                                       /s/ Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002

ASSETS
INVESTMENTS -- AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $2,466,775)...............  $ 2,466,775
     U.S. TREASURY NOTES & BONDS
           (IDENTIFIED COST $6,858,657)...............    7,170,781
     COMMON STOCKS & MUTUAL FUNDS
           (IDENTIFIED COST $9,976,048)
           INCLUDING AFFILIATE (NOTE 2)...............   45,104,333
                                                        -----------
                TOTAL INVESTMENTS.....................   54,741,889
CASH..................................................       69,701
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      153,180
PREPAID EXPENSES......................................       23,550
OTHER ASSETS..........................................        6,084
                                                        -----------

                TOTAL.................................   54,994,404
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................        8,424
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM RECEIVED
  $91,876) (NOTE 3)...................................       31,750
DIVIDENDS PAYABLE.....................................        5,416
                                                        -----------

                TOTAL.................................       45,590
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,098.89 PER SHARE ON SHARES OF
     50,004 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 2002 (AUTHORIZED 232,000 SHARES)........  $54,948,814
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2002

                         SHORT-TERM SECURITIES -- 4.51%

                                                                        Aggregate
                                                                          Quoted
                      Face Value/                         Identified   Market Price
                    Principal Amount                         Cost        (Note 1)
--------------------------------------------------------  ----------   ------------
      2,280,321         BLACKROCK FED FUND #30..........  $2,280,321    $2,280,321
        176,454         BLACKROCK FED. SEC. FUND #11....     176,454       176,454
         10,000         BLACKROCK TREAS. TRUST FUND
                             #62........................      10,000        10,000
                                                          ----------    ----------

                                TOTAL...................   2,466,775     2,466,775
                                                          ----------    ----------

                    U.S. TREASURY NOTES AND BONDS -- 13.10%

Principal
Amount
---------
        750,000         U.S. TREASURY NOTES 6 3/8% DUE
                             8/15/02....................     750,245       754,219
        500,000         U.S. TREASURY NOTES 5 3/4% DUE
                             8/15/03....................     499,392       520,000
        500,000         U.S. TREASURY NOTES 5 3/4% DUE
                             8/15/03....................     499,415       520,000
      1,000,000         U.S. TREASURY NOTES 6% DUE
                             8/15/04....................   1,053,369     1,062,812
      1,000,000         U.S. TREASURY NOTES 7 1/4% DUE
                             8/15/04....................   1,033,275     1,088,125
        500,000         U.S. TREASURY NOTES 6 1/2% DUE
                             5/15/05....................     499,059       543,281
        500,000         U.S. TREASURY NOTES 6 3/4% DUE
                             5/15/05....................     511,603       546,094
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             2/15/06....................     974,456     1,066,250
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             5/15/08....................   1,037,843     1,070,000
                                                          ----------    ----------

                                TOTAL...................   6,858,657     7,170,781
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                            COMMON STOCKS -- 82.39%

                                                                        Aggregate
                                                                          Quoted
       Number                                             Identified   Market Price
      of Shares                                              Cost        (Note 1)
---------------------                                     ----------   ------------
                        PETROLEUM AND MINING -- 10.16%
        116,806         EXXON MOBIL CORP. ..............  $  154,159   $ 4,779,701
         20,000         PENN VIRGINIA CORP. ............      13,482       779,600
                                                          ----------   -----------
                                TOTAL...................     167,641     5,559,301
                                                          ----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 38.02%
         15,000         AON CORP. ......................     377,800       442,200
        354,075         PNC FINANCIAL SERVICES GROUP
                             INC. ......................     213,921    18,511,041
         10,000         MARSH & MCLENNAN COMPANIES
                             INC. ......................     262,439       966,000
         20,000         STATE STREET CORP. .............     152,542       894,000
                                                          ----------   -----------
                                TOTAL...................   1,006,702    20,813,241
                                                          ----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 20.16%
         16,000         AVON PRODUCTS INC. .............     414,987       835,840
         30,000         ACUITY BRANDS INC. .............     361,545       546,000
          5,800         COMPUTER SCIENCES CORP. ........     197,432       277,240
         24,000         DOVER CORP. ....................     215,644       840,000
         18,000         DOW CHEMICAL CO. ...............     116,337       618,840
         12,000         EMERSON ELECTRIC CO. ...........     181,980       642,120
         17,500         GENUINE PARTS CO. ..............     280,027       610,225
         18,000         HARTE HANKS INC. ...............     280,474       369,900
         22,500         HASBRO INC. ....................     271,125       305,100
         10,000         INT'L BUSINESS MACHINES
                             CORP. .....................     256,675       720,000
         17,000         MOTOROLA INC. ..................     277,065       248,030
         14,500         PALL CORPORATION................     318,772       300,875
         24,000         PITNEY BOWES INC. ..............     750,286       953,280
         22,500         SNAP-ON INC. ...................     630,468       668,025
         19,000         SHERWIN-WILLIAMS CO. ...........     304,728       568,670
         32,000         STEELCASE INC. CL A.............     386,240       428,160
         10,000         3M COMPANY......................     170,764     1,230,000
         22,000         WENDYS INTERNATIONAL INC. ......     377,850       876,260
                                                          ----------   -----------
                                TOTAL...................   5,792,399    11,038,565
                                                          ----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2002

                           COMMON STOCKS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 4.79%
          8,000         ABBOTT LABORATORIES INC. ......  $   277,400   $   301,200
         15,000         BECTON, DICKINSON & CO. .......      441,067       516,750
         12,000         BRISTOL-MYERS SQUIBB CO. ......      302,400       308,400
         16,000         JOHNSON & JOHNSON..............       88,070       836,160
         13,000         MERCK & CO. INC. ..............      146,402       658,320
                                                         -----------   -----------
                                TOTAL..................    1,255,339     2,620,830
                                                         -----------   -----------
                        ADVERTISING & COMMUNICATIONS -- 1.83%
         20,000         VERIZON COMMUNICATIONS INC. ...      178,287       803,000
          8,000         INTERPUBLIC GROUP OF COMPANIES
                             INC. .....................      184,000       198,080
                                                         -----------   -----------
                                TOTAL..................      362,287     1,001,080
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 2.04%
         20,000         COCA COLA CO. .................       23,981     1,120,000
                                                         -----------   -----------
                        ENERGY -- 0.57%
         10,000         DUKE ENERGY CORP. .............      296,300       311,000
                                                         -----------   -----------
                        INTERNATIONAL -- 1.52%
         90,662         VANGUARD TOTAL INT'L STOCK
                             INDEX FD. ................    1,000,000       832,276
                                                         -----------   -----------
                        DIVERSIFIED HOLDING -- 3.30%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................       71,399     1,808,040
                                                         -----------   -----------
                                TOTAL COMMON STOCKS....    9,976,048    45,104,333
                                                         -----------   -----------
                                TOTAL INVESTMENTS......  $19,301,480   $54,741,889
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
             AFFILIATE -- NOTE 2).....................   $   655,042
           INTEREST...................................       193,841
           OTHER INCOME...............................        56,282
                                                         -----------
                TOTAL.................................       905,165
     EXPENSES:
           COMPENSATION..................  $    56,600
           TAXES OTHER THAN INCOME
             TAXES.......................       17,809
           DIRECTORS' FEES...............       26,750
           INVESTMENT ADVISORY FEES (NOTE
             6)..........................       50,328
           LEGAL.........................        7,200
           AUDITING & ACCOUNTING.........       27,450
           CUSTODIAN.....................        7,095
           INSURANCE.....................       12,085
           OTHER OFFICE AND
             ADMINISTRATIVE..............       19,981
                                           -----------
                TOTAL.................................       225,298
                                                         -----------
     NET INVESTMENT INCOME............................       679,867
                                                         -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
     REALIZED GAIN FROM SECURITY
           TRANSACTIONS (EXCLUDING
           SHORT-TERM INVESTMENTS):
           PROCEEDS FROM SALES...........  $ 2,631,075
           COST OF SECURITIES SOLD.......    2,111,740
                                           -----------
                NET REALIZED GAIN.....................       519,335
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2002............   37,765,937
           AT JUNE 30, 2002..............   35,500,535
                                           -----------
     DECREASE IN NET UNREALIZED APPRECIATION..........    (2,265,402)
                                                         -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.......    (1,746,067)
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS
  (NOTE 1)............................................            --
                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................   $(1,066,200)
                                                         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE
                          YEAR ENDED DECEMBER 31, 2001

                                               2002          2001
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................  $   679,867   $ 1,835,899
     NET REALIZED GAIN ON INVESTMENTS.....      519,335     2,092,943
     DECREASE IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......   (2,265,402)   (9,300,570)
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........           --      (526,528)
                                            -----------   -----------
     NET DECREASE IN NET ASSETS RESULTING
        FROM OPERATIONS...................   (1,066,200)   (5,898,256)
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (1,451)      (11,317)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................          (49)      (30,180)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (350,193)   (1,824,697)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (312,677)   (1,133,299)
                                            -----------   -----------
     TOTAL DECREASE IN NET ASSETS.........   (1,730,570)   (8,897,749)
NET ASSETS:
     BEGINNING OF YEAR....................   56,679,384    65,577,133
                                            -----------   -----------
     END OF YEAR [INCLUDING UNDISTRIBUTED
        NET INVESTMENT INCOME (LOSS) OF
        $59,010 AND $(269,218)
        RESPECTIVELY].....................  $54,948,814   $56,679,384
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 268 shares of capital stock redeemed during the period ended June 30, 2002.
     For the six months ended June 30, 2002, the Company distributed portfolio securities with a fair market value of $172,500 and a cost of $1,737. The related gain of $170,763 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.
     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.
Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 2002. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2). Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.
Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on

                                  (UNAUDITED)

redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.
Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.
Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.
     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                June 30, 2002               6 Months
                      ---------------------------------   Ended 6/30/02
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.92%     $71,399     $1,808,040      $36,600
                      ======     =======     ==========      =======

                                  (UNAUDITED)

3. COVERED CALLS WRITTEN
     At June 30, 2002, the Company has written covered calls as follows:

                           Expiration   Exercise   Shares Subject
Common Stock                  Date       Price        to Call        Value
------------               ----------   --------   --------------    -----
Genuine Parts Co. .......    8/17/02      $ 35         8,800        $ 4,400
State Street Corp. ......    8/17/02        60         5,000            250
3M Corp. ................   10/19/02       140         5,000         15,000
Computer Science
  Corp. .................   12/21/02        55         5,800         11,600
State Street Corp. ......    1/18/03        60         5,000            500
                                                                    -------
                                                                    $31,750
                                                                    =======

     For the six months ended June 30, 2002, the Company recognized $56,282 in realized gains in connection with expired written call options. Such amount has been recorded in Other Income in the Company's Statement of Operations.
4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2002 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks................  $  917,472     $1,631,075     $4,066,588
Short-term securities........   2,026,346      3,117,599      3,117,599
                               ----------     ----------     ----------
     Total...................  $2,943,818     $4,748,674     $4,184,187
                               ==========     ==========     ==========

5. LEASE
     The Company rents office space under a lease expiring in April 2003. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $6,200.

                                  (UNAUDITED)

6. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 2002
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $56,600.
     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

                        CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

                                 Six Months
                                 Ended June 30,   Years Ended December 31,
                                 --------------   ---------------------------------------------
                                      2002          2001        2000        1999        1998
                                 --------------------------------------------------------------
Investment income.............     $   18.02      $   45.02   $   39.90   $   34.49   $   33.33
Expenses......................          4.48           8.89        8.67        8.10        7.84
                                   ---------      ---------   ---------   ---------   ---------
Net investment income.........         13.54          36.13       31.23       26.39       25.49
Dividends from net investment
  income......................         (7.00)        (36.23)     (31.57)     (26.48)     (25.54)
Net realized gain (loss) and
  increase (decrease) in
  unrealized appreciation.....        (35.10)       (152.38)     240.15      (27.25)      15.40
                                   ---------      ---------   ---------   ---------   ---------
Net increase (decrease) in net
  assets value................        (28.56)       (152.48)     239.81      (27.34)      15.35
Net assets value:
  Beginning of year...........      1,127.45       1,279.93    1,040.12    1,067.46    1,052.11
                                   ---------      ---------   ---------   ---------   ---------
  End of year.................     $1,098.89      $1,127.45   $1,279.93   $1,040.12   $1,067.46
                                   =========      =========   =========   =========   =========
Annual ratio of expenses to
  average net assets..........          0.78%          0.74%       0.78%       0.74%       0.74%
Annual ratio of net investment
  income to average net
  assets......................          2.38%          2.99%       2.81%       2.40%       2.42%
Annual portfolio turnover
  rate........................          8.39%          4.46%      13.01%       6.31%       8.13%
Number of shares outstanding
  at end of period in
  thousands...................            50             50          51          55          55

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                  (UNAUDITED)
                                   PURCHASES

                                            Changes       Balance
                                             During       June 30,
                                           the Period       2002
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Bristol-Myers Squibb.....................     12,000        12,000
Pall Corporation.........................     14,500        14,500
Duke Energy Corp. .......................     10,000        10,000

                                               Principal Amount
                                           -------------------------
U.S. Treasury Note 6% due 8/15/04........  1,000,000     1,000,000

                                  STOCK SPLITS

                                               Number of Shares
                                           -------------------------
Harte Hanks Inc. ........................      6,000        18,000

                                     SALES

                                               Number of Shares
                                           -------------------------
Abbott Laboratories Inc. ................      4,000         8,000
Acuity Brands Inc. ......................     30,000        30,000
Hewlett-Packard Co. .....................      6,400            --
Penn Virginia Corp. .....................     10,000        20,000
PNC Financial Services Group Inc. .......      2,875       354,075
Sherwin Williams Co. ....................     11,000        19,000

                                   MATURITIES

                                               Principal Amount
                                           -------------------------
U.S. Treasury Bond 7% due 2/15/07........  1,000,000            --

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 50,247 shares of common stock of the company outstanding and entitled to vote, a total of 47,333 were represented either in person or by proxy at the annual shareholders meeting held on April 17, 2002.
     Votes totaling 47,008 were cast for Charles E. Mather III to serve as a director of the company for a three-year period. There were 325 abstentions.

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